VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—86.9%
Airlines—1.9%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 2,790	$ 3,126
Southwest Airlines Co. 1.250%, 5/1/25	2,870	3,529
		6,655

Auto Manufacturers—1.8%
Ford Motor Co. 0.000%, 3/15/26	2,415	2,427
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	5,250	3,268
NIO, Inc. 0.500%, 2/1/27	1,095	775
		6,470

Banks—1.7%
Barclays Bank plc 0.000%, 2/18/25	1,950	2,076
BofA Finance LLC 0.600%, 5/25/27	3,755	4,043
		6,119

Biotechnology—8.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,965	2,971
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	5,035	5,037
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,860	1,205
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	2,065	2,316
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	2,435	2,176
144A 1.000%, 8/15/28(1)	4,190	4,394
Insmed, Inc. 1.750%, 1/15/25	2,805	2,562
NeoGenomics, Inc. 1.250%, 5/1/25	4,930	4,070
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	4,265	4,532
		29,263

Commercial Services—5.0%
Block, Inc.
0.125%, 3/1/25	3,885	3,601
0.000%, 5/1/26	2,385	1,902
Euronet Worldwide, Inc. 0.750%, 3/15/49	3,265	3,006
Shift4 Payments, Inc.
0.000%, 12/15/25	3,475	3,134
0.500%, 8/1/27	4,265	3,281
Stride, Inc. 1.125%, 9/1/27	2,965	2,675
		17,599

	Par Value	Value

Computers—4.4%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	$ 4,585	$ 3,187
KBR, Inc. 2.500%, 11/1/23	2,135	4,253
Lumentum Holdings, Inc.
0.500%, 12/15/26	795	777
144A 0.500%, 6/15/28(1)	3,065	2,568
Parsons Corp. 0.250%, 8/15/25	1,475	1,689
Rapid7, Inc. 0.250%, 3/15/27	935	737
Zscaler, Inc. 0.125%, 7/1/25	2,020	2,475
		15,686

Cosmetics & Personal Care—1.0%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	4,630	3,653
Diversified Financial Services—2.5%
Coinbase Global, Inc. 0.500%, 6/1/26	3,685	2,434
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	4,590	5,019
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,135	1,529
		8,982

Energy-Alternate Sources—4.2%
Enphase Energy, Inc.
0.000%, 3/1/26	2,660	3,260
0.000%, 3/1/28	2,255	2,892
Plug Power, Inc. 3.750%, 6/1/25	325	1,043
Stem, Inc. 144A 0.500%, 12/1/28(1)	4,545	3,380
Sunnova Energy International, Inc.
0.250%, 12/1/26	2,280	1,758
144A 2.625%, 2/15/28(1)	3,145	2,547
		14,880

Entertainment—2.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28	5,875	3,675
Vail Resorts, Inc. 0.000%, 1/1/26	3,945	3,491
		7,166

Equity Real Estate Investment Trusts (REITs)—0.7%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,890	2,546
Food & Beverage—1.0%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	3,305	3,434
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—2.8%
CONMED Corp. 144A 2.250%, 6/15/27(1)	$ 315	$ 275
Exact Sciences Corp. 0.375%, 3/1/28	5,125	3,283
Insulet Corp. 0.375%, 9/1/26	3,970	5,074
Repligen Corp. 0.375%, 7/15/24	735	1,239
		9,871

Healthcare-Services—2.3%
Elevance Health, Inc. 2.750%, 10/15/42	460	3,584
Oak Street Health, Inc. 0.000%, 3/15/26	6,110	4,602
		8,186

Internet—12.5%
Booking Holdings, Inc. 0.750%, 5/1/25	2,980	3,855
Etsy, Inc.
0.125%, 9/1/27	2,595	2,240
0.250%, 6/15/28	4,835	3,730
Farfetch Ltd. 3.750%, 5/1/27	2,065	1,959
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	2,120	1,834
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,135	2,198
0.375%, 6/1/25	2,970	5,226
Snap, Inc.
0.750%, 8/1/26	3,090	2,654
144A 0.125%, 3/1/28(1)	3,345	2,196
Uber Technologies, Inc. 0.000%, 12/15/25	7,050	5,823
Wayfair, Inc.
1.125%, 11/1/24	3,615	3,145
0.625%, 10/1/25	5,015	3,285
144A 3.250%, 9/15/27(1)	2,260	1,946
Zillow Group, Inc. 2.750%, 5/15/25	4,375	4,099
		44,190

Leisure Time—3.1%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	7,095	5,410
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	2,835	3,690
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,450	1,820
		10,920

Machinery-Diversified—0.5%
Middleby Corp. (The) 1.000%, 9/1/25	1,490	1,800
Media—6.2%
DISH Network Corp.
0.000%, 12/15/25	3,640	2,450
	Par Value	Value

Media—continued
3.375%, 8/15/26	$ 4,580	$ 3,167
Liberty Media Corp.
1.375%, 10/15/23	3,580	4,582
144A 2.250%, 8/15/27(1)	4,365	4,014
144A 0.500%, 12/1/50(1)	4,755	5,072
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	835	2,647
		21,932

Metal Fabricate/Hardware—0.7%
Xometry, Inc. 144A 1.000%, 2/1/27(1)	2,020	2,444
Mining—0.6%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	2,575	2,207
Oil, Gas & Consumable Fuels—1.9%
Northern Oil and Gas, Inc. 144A 3.625%, 4/15/29(1)	1,140	1,277
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,120	5,439
		6,716

Pharmaceuticals—5.5%
Dexcom, Inc. 0.250%, 11/15/25	10,145	11,155
Jazz Investments I Ltd. 2.000%, 6/15/26	6,125	6,841
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,720	1,682
		19,678

Retail—0.8%
Burlington Stores, Inc. 2.250%, 4/15/25	1,395	1,413
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	440	1,557
		2,970

Semiconductors—2.2%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,430	1,364
ON Semiconductor Corp. 0.000%, 5/1/27	2,270	2,972
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	3,760	3,437
		7,773

Software—13.0%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,915	2,054
Bill.com Holdings, Inc.
0.000%, 12/1/25	1,000	1,109
0.000%, 4/1/27	8,745	6,891
Box, Inc. 0.000%, 1/15/26	1,815	2,254

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Cloudflare, Inc. 0.000%, 8/15/26	$ 6,135	$ 4,936
Confluent, Inc. 144A 0.000%, 1/15/27(1)	4,835	3,626
Coupa Software, Inc. 0.375%, 6/15/26	3,295	2,606
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	4,755	3,477
Five9, Inc. 0.500%, 6/1/25	2,075	1,840
i3 Verticals LLC 1.000%, 2/15/25	2,435	2,112
Model N, Inc. 2.625%, 6/1/25	1,795	2,340
Splunk, Inc. 1.125%, 6/15/27	4,595	3,906
Tyler Technologies, Inc. 0.250%, 3/15/26	1,600	1,498
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	8,355	6,074
Workiva, Inc. 1.125%, 8/15/26	1,065	1,246
		45,969

Transportation—0.3%
Air Transport Services Group, Inc. 1.125%, 10/15/24	865	942
Total Convertible Bonds and Notes (Identified Cost $340,249)		308,051

Corporate Bonds and Notes—56.1%
Aerospace & Defense—0.9%
TransDigm, Inc. 5.500%, 11/15/27	2,595	2,367
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	671	678
		3,045

Airlines—1.0%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,955	2,138
Delta Air Lines, Inc. 7.375%, 1/15/26	1,395	1,424
		3,562

Auto Components—2.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,010	1,849
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,010	2,950
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	1,270	1,320
5.250%, 7/15/31	1,395	1,182
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	655	647
		7,948

	Par Value	Value

Auto Manufacturers—1.1%
Ford Motor Co.
9.625%, 4/22/30	$ 2,205	$ 2,461
6.100%, 8/19/32	1,510	1,382
		3,843

Building Materials—1.0%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,255	1,154
Griffon Corp. 5.750%, 3/1/28	1,900	1,741
Koppers, Inc. 144A 6.000%, 2/15/25(1)	505	452
		3,347

Chemicals—0.3%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	1,340	1,138
Commercial Services—3.3%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	2,050	1,758
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	2,060	1,785
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,430	1,192
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,315	1,244
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,490	1,180
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,405	1,232
United Rentals North America, Inc. 5.250%, 1/15/30	2,395	2,221
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	1,190	1,188
		11,800

Computers—0.7%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	1,390	1,150
NCR Corp. 144A 5.125%, 4/15/29(1)	1,375	1,154
		2,304

Containers & Packaging—1.7%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,330	1,261
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	3,020	2,884
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,830	1,721
		5,866

Cosmetics & Personal Care—1.0%
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,165	2,062

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Cosmetics & Personal Care—continued
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	$ 1,430	$ 1,345
		3,407

Diversified Financial Services—1.1%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,400	1,136
144A 5.750%, 11/15/31(1)	730	560
Navient Corp. 6.750%, 6/15/26	1,790	1,689
OneMain Finance Corp. 8.250%, 10/1/23	565	574
		3,959

Electric Utilities—0.3%
PG&E Corp. 5.250%, 7/1/30	1,290	1,142
Electronic Equipment, Instruments & Components—0.7%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	2,560	2,597
Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)	315	270
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	1,270	1,207
		1,477

Entertainment—4.0%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	4,540	4,430
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,840	1,661
International Game Technology plc 144A 6.250%, 1/15/27(1)	1,720	1,704
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,720	2,064
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,915	1,905
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,825	2,430
		14,194

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	2,770	2,414
Equity Real Estate Investment Trusts (REITs)—1.9%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	2,820	2,433
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,340	1,216
144A 4.875%, 5/15/29(1)	1,450	1,236
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Service Properties Trust 7.500%, 9/15/25	$ 1,855	$ 1,809
		6,694

Food & Beverage—1.9%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	2,750	2,599
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	2,625	2,362
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	2,000	1,669
		6,630

Food Service—0.5%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	1,995	1,818
Healthcare-Products—0.5%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,090	1,628
Healthcare-Services—1.2%
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,380	1,316
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	2,800	2,423
144A 6.125%, 6/15/30(1)	625	577
		4,316

Housewares—0.3%
Newell Brands, Inc. 6.625%, 9/15/29	1,210	1,183
Internet—1.7%
NortonLifeLock, Inc. 144A 7.125%, 9/30/30(1)	1,810	1,779
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,125	1,129
144A 7.500%, 9/15/27(1)	1,900	1,900
144A 6.250%, 1/15/28(1)	1,295	1,230
		6,038

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,225	1,913
Leisure Time—2.1%
Carnival Corp. 144A 10.500%, 2/1/26(1)	2,255	2,210
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,630	2,153
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	545	587
144A 11.625%, 8/15/27(1)	2,545	2,441
		7,391

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Lodging—1.2%
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	$ 645	$ 578
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,980	1,698
MGM Resorts International 4.750%, 10/15/28	1,480	1,283
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	530	516
		4,075

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	2,215	1,976
Media—5.6%
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	1,990	1,778
144A 6.375%, 9/1/29(1)	1,255	1,157
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	2,255	1,954
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	2,160	1,945
DISH DBS Corp. 7.375%, 7/1/28	2,375	1,798
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	1,830	1,743
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,002
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	2,185	1,775
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,240	1,926
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,342
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,605	2,367
		19,787

Mining—0.5%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	2,115	1,750
Oil, Gas & Consumable Fuels—5.3%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	1,724	1,758
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,710	1,704
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,780	1,753
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,195	1,186
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,480	1,417
144A 5.875%, 1/15/30(1)	700	632
Occidental Petroleum Corp. 6.625%, 9/1/30	1,720	1,789
PDC Energy, Inc. 5.750%, 5/15/26	1,175	1,126
SM Energy Co. 6.500%, 7/15/28	1,535	1,489
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Southwestern Energy Co. 5.375%, 3/15/30	$ 1,405	$ 1,300
Sunoco LP 4.500%, 4/30/30	730	621
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,182
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,935	1,824
		18,781

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29	645	530
144A 5.125%, 2/1/29(1)	1,470	1,207
		1,737

Pharmaceuticals—1.5%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	1,455	1,400
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	2,480	2,201
Organon & Co. 144A 5.125%, 4/30/31(1)	2,085	1,771
		5,372

Pipelines—2.3%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,282
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,400	1,309
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	2,355	2,290
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	2,150	1,945
NuStar Logistics LP 6.375%, 10/1/30	1,445	1,339
		8,165

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	1,560
Retail—1.6%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	725	596
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,945	1,740
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	680	571
144A 6.125%, 3/15/32(1)	680	565
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	2,765	2,257
		5,729

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,855	1,831

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	$ 1,925	$ 1,757
		3,588

Software—1.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,910	1,593
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,480	1,306
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	2,310	2,148
		5,047

Telecommunications—2.8%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	980	945
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,295	1,133
144A 8.750%, 5/15/30(1)	1,645	1,680
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,610	2,458
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,575	1,157
Sprint Corp. 7.625%, 3/1/26	2,415	2,521
		9,894

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	1,500	1,527
Total Corporate Bonds and Notes (Identified Cost $216,982)		198,642

	Shares
Convertible Preferred Stocks—14.4%
Auto Components—0.8%
Aptiv plc Series A, 5.500%	28,080	3,001
Banks—3.8%
Wells Fargo & Co. Series L, 7.500%	11,440	13,334
Commercial Services & Supplies—0.7%
GFL Environmental, Inc., 6.000%	37,595	2,293
Diversified Financial Services—0.5%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,830	1,692
Electric Utilities—4.1%
NextEra Energy, Inc.
5.279%	78,590	3,886
6.219%	84,880	4,095
6.926%	55,840	2,597
	Shares	Value
Electric Utilities—continued
PG&E Corp., 5.500%	29,580	$ 3,967
		14,545

Healthcare Equipment & Supplies—1.4%
Boston Scientific Corp. Series A, 5.500%	45,090	4,962
Life Sciences Tools & Services—1.4%
Danaher Corp. Series B, 5.000%	3,850	5,037
Telecommunications—1.7%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	4,980	6,185
Total Convertible Preferred Stocks (Identified Cost $43,778)		51,049

Preferred Stock—0.6%
Entertainment—0.6%
LiveStyle, Inc. Series B (2)(3)(4)	25,188	1,985
Total Preferred Stock (Identified Cost $2,470)		1,985

Common Stocks—0.6%
Banks—0.5%
CCF Holdings LLC (2)(3)	7,808,320	1,796
CCF Holdings LLC Class M(2)(3)	879,959	202
		1,998

Consumer Finance—0.1%
Erickson, Inc.(2)(3)	8,295	261
Entertainment—0.0%
LiveStyle, Inc. (2)(3)(4)	90,407	—(5)
Total Common Stocks (Identified Cost $30,173)		2,259

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(3)	1,455,681	102
Media—0.0%
Tenerity, Inc.(2)(3)(4)	15,602	—
Total Warrants (Identified Cost $3,080)		102

Total Long-Term Investments—158.6% (Identified Cost $636,732)		562,088

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—31.0%
Money Market Mutual Fund—31.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(6)	110,058,639	$ 110,059
Total Short-Term Investment (Identified Cost $110,059)		110,059

TOTAL INVESTMENTS—189.6% (Identified Cost $746,791)		$672,147
Other assets and liabilities, net—1.6%		5,599
Preferred Shares—(91.2)%		(323,275)
NET ASSETS—100.0%		$354,471

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $247,017 or 69.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	Security is restricted from resale.
(5)	Amount is less than $500.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	91%
Bermuda	3
Liberia	2
United Kingdom	1
Canada	1
Jersey	1
Ireland	1
Total	100%
† % of total investments as of October 31, 2022.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$198,642	$—	$198,642	$—
Convertible Bonds and Notes	308,051	—	308,051	—
Equity Securities:
Convertible Preferred Stocks	51,049	43,172	7,877	—
Common Stocks	2,259	—	—	2,259
Preferred Stock	1,985	—	—	1,985
Warrants	102	—	—	102(1)
Money Market Mutual Fund	110,059	110,059	—	—
Total Investments	$672,147	$153,231	$514,570	$4,346

(1)	Includes internally fair valued security currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 6,885	$ 4,031	$ 2,519(a)	$ 335(a)
Realized gain (loss)	(6,750)	—	(6,750)	—
Change in unrealized appreciation (depreciation)(b)	4,211	(1,772)	6,216	(233)
Balance as of October 31, 2022	$ 4,346	$ 2,259	$ 1,985	$ 102(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022, was $(2,539).
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2022:
Investments in Securities – Assets	Ending Balance at October 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$1,985	Discounted Cash Flows Liquidation Approach	Discount rate	27.12% (25.97%-27.79%)

Common Stocks:
CCF Holdings LLC	$1,796	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$202	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

Erickson, Inc.	$261	Market and Company Comparables	EV Multiples	1.18x (0.65x - 3.04x)
				13.96x (10.41x - 15.55x)
				0.97x (0.48x - 1.70x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Discounted Cash Flows Liquidation Approach	Discount rate	27.12% (25.97%-27.79%)

Warrants:
CCF Holdings LLC	$102	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	52.08%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.